Document and Entity Information	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	TEMPUR SEALY INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31922
Entity Tax Identification Number	33-1022198
Entity Address, Address Line One	1000 Tempur Way
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40511
City Area Code	800
Local Phone Number	878-8889
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TPX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001206264